COMMITMENTS AND CONTINGENCIES - Capital commitment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
Less than one year	$ 12,077	$ 59,304
More than one year	9	264
Total	$ 12,086	$ 59,568